Financial Risk Management Objectives and Policies - Summary of Market Equity Indices for Stock Exchanges and their Respective Highest and Lowest Points (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Hong Kong [member] | Hang Seng Index [member]
Disclosure Of Change In Equity Price Risk [line items]
Market equity indices	25,846	29,919
Shanghai [member] | A Share Index [member]
Disclosure Of Change In Equity Price Risk [line items]
Market equity indices	2,611	3,463
Bottom of range [member] | Hong Kong [member] | Hang Seng Index [member]
Disclosure Of Change In Equity Price Risk [line items]
Market equity indices	33,154	30,003
Bottom of range [member] | Shanghai [member] | A Share Index [member]
Disclosure Of Change In Equity Price Risk [line items]
Market equity indices	3,728	3,611
Top of range [member] | Hong Kong [member] | Hang Seng Index [member]
Disclosure Of Change In Equity Price Risk [line items]
Market equity indices	24,586	22,134
Top of range [member] | Shanghai [member] | A Share Index [member]
Disclosure Of Change In Equity Price Risk [line items]
Market equity indices	2,600	3,197